Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Parenthetical) (Detail) - Receivables from Customers[Member] - Ruralco Inc [Member] $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [Line Items]
Gross contractual amount	$ 260
Uncollectible contractual amount	$ 7